Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Consolidated Balance of Inventories
As of December 31, 2024 and 2023, the consolidated balances of inventories were summarized as follows:

		2024	2023
Finished goods	$	392	461
Materials and spare parts		383	537
Raw materials		377	370
Work-in-process		266	330
Inventory in transit		67	91

	$	1,485	1,789